Discontinued Operations - Additional Information (Detail) $ in Millions			12 Months Ended
	Jun. 01, 2022 shares	May 26, 2022 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders			$ 7,902	$ 12,917	$ 30,820
Exceptional items net			5,763	606	1,074
Consideration paid consisting of cash and cash equivalents					683
Cash and cash equivalents in subsidiary or businesses acquired or disposed					(399)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Total comprehensive income (loss) attributable to BHP shareholders					10,596
Exceptional items net			$ 0	$ 0	(8,159)
Consideration paid consisting of cash and cash equivalents					683
Cash and cash equivalents in subsidiary or businesses acquired or disposed					(399)
Discontinued operations [member] | Woodside [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Shares received as consideration for disposal of business | shares	914,768,948
Consideration paid consisting of cash and cash equivalents					700
Cash and cash equivalents in subsidiary or businesses acquired or disposed					400
Cash and cash equivalents transferred including cash disposed off					1,100
Discontinued operations [member] | Petroleum [member] | Operating segments [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Shares received as consideration for disposal of business | shares		914,768,948
Share distribution per share held after disposal of business | shares		5.534
Consideration paid consisting of cash and cash equivalents					$ 683